SUMMARY OF SIGNIFICANT ACCOUNT POLICIES - Schedule Of Changes In Carrying Amount Of Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2013 Tarsus Medical, Inc.	Dec. 31, 2013 U.S. Neurosurgery	Dec. 31, 2012 U.S. Neurosurgery	Dec. 31, 2013 U.S. Instruments	Dec. 31, 2012 U.S. Instruments	Dec. 31, 2013 U.S. Extremities	Dec. 31, 2012 U.S. Extremities	Dec. 31, 2013 U.S. Extremities Tarsus Medical, Inc.	Dec. 31, 2013 U.S. Spine and Other	Dec. 31, 2012 U.S. Spine and Other	Dec. 31, 2013 International	Dec. 31, 2012 International
Goodwill And Other Intangible Assets [Line Items]
Goodwill		$ 294,067		$ 116		$ 94,312		$ 57,514		$ 60,353			$ 56,219		$ 25,669
Goodwill at December 31, 2012	294,067				94,312		57,514		60,353			56,219		25,669
Goodwill acquired during the period	180										180
Goodwill impairment charge	(46,738)	0	0									(46,738)
Foreign currency translation	2,255				853		519		546			106		231
Balance, December 31, 2013	$ 249,764	$ 294,067			$ 95,165		$ 58,033		$ 61,079			$ 9,587		$ 25,900